Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SOFGEN PHARMA, S.A.
Entity Central Index Key	0001863362
Entity File Number	001-38354
Entity Incorporation, State or Country Code	N4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1273
Ordinary Shares, U.S.$0.01 nominal value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, U.S.$0.01 nominal value per share
Trading Symbol	PROCF
Entity Common Stock, Shares Outstanding	112,824,184
Warrants
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PROCW
Entity Common Stock, Shares Outstanding	23,375,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Melissa Angelini
Contact Personnel Email Address	ir@sofgenpharma.com
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1273
Entity Phone Fax Numbers [Line Items]
City Area Code	356
Local Phone Number	7995-6138